Fees Summary	Aug. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,981,153.82
Previously Paid Amount	0.00
Total Fee Amount	2,483.20
Total Offset Amount	0.00
Net Fee	$ 2,483.20
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A